INTEREST-BEARING LOANS AND BORROWING (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of total liabilities

	2023	2022

Secured bank loans	111.6	126.2
Other secured loans (i)	279.4	328.1
Lease liabilities	1,812.0	2,333.8
Non-current liabilities	2,203.0	2,788.1

Secured bank loans	14.9	54.5
Other secured loans (i)	136.3	144.5
Lease liabilities	1,146.9	783.6
Current liabilities	1,298.1	982.6

Total	3,501.1	3,770.7

(i)	Nomenclature modified to Other secured loans, including for comparative purposes.

Schedule of debts

		2023			2022
Debt instruments	Average rate %	Current	Non-current	Average rate %	Current	Non-current
Debt denominated in US Dollars - fixed rate	14.00%	0.0	-	14.00%	6.2	-
Other Latin American currencies - fixed rate	11.48%	124.6	281.0	10.39%	98.8	322.5
Debt denominated in CAD Dollars - fixed rate	5.63%	130.1	350.2	5.32%	123.3	387.7
Reais denominated floating rate (TJLP and TR)	9.47%	13.4	111.6	9.61%	12.3	125.1
Reais debt - ICMS fixed rate	2.95%	103.2	194.3	2.95%	113.3	266.4
Reais debt - ICMS floating rate	6.56%	33.0	85.1	6.97%	31.1	61.7
Reais debt - fixed rate	11.17%	893.7	1,180.7	9.43%	597.6	1,624.7
Total		1,298.1	2,203.0		982.6	2,788.1

Schedule of liabilities arising from financing activities

	2023		2022
	Non - current liabilities	Current liabilities	Non - current liabilities	Current liabilities
Beginning balance	2,788.1	982.6	2,253.5	847.1
Proceeds	49.8	-	267.0	7.9
Payments	(0.8)	(226.6)	-	(230.2)
Foreign exchange	(52.8)	(19.6)	(56.8)	(17.4)
Transfers between current and non-current	(1,238.0)	1,238.0	(761.0)	761.0
New lease agreements	629.5	524.4	905.3	469.2
Interest on leases	-	193.1	-	159.3
Lease Payments	-	(1,373.2)	-	(1,014.0)
Other movements	27.2	(20.6)	180.1	(0.3)
Final balance	2,203.0	1,298.1	2,788.1	982.6

Schedule of maturity of contracts

						Balance as of December 31, 2023
	2024	2025	2026	2027	> 2028	2023	2022
Secured bank loans	14.9	14.7	16.1	36.8	44.0	126.5	180.7
Other secured loans (i)	136.3	151.5	114.8	3.7	9.3	415.7	472.7
Lease liabilities	1,146.9	481.8	472.4	385.0	472.8	2,958.9	3,117.3
	1,298.1	648.0	603.3	425.5	526.1	3,501.1	3,770.7

(i)	Nomenclature modified to Other secured loans, including for comparative purposes.

Schedule of average discount rate applied for IFRS 16

Rate %
Lease Term	2023
2023 - 2027	11.15%
2028 - 2035	11.48%